SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of common stock subject to possible redemption (Details) - USD ($)		3 Months Ended		12 Months Ended	24 Months Ended
	Sep. 07, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Gross proceeds					$ 334,215,700
Common stocks issuance costs				$ (18,132,174)	(18,132,174)
Accretion of carrying value to redemption value					30,832,371
Class A Common stock subject to possible redemption				334,215,700	334,215,700		$ 334,215,700
Common Class A Subject To Redemption
Gross proceeds				334,215,700
Proceeds allocated to Public Warrants				(12,700,197)
Common stocks issuance costs				(18,132,174)
Accretion of carrying value to redemption value		$ 1,110,667	$ 440,203	30,832,371
Redemption of Class A common stock on September 7, 2022	$ (302,873,885)	(302,873,885)
Class A Common stock subject to possible redemption		$ 32,892,685	$ 334,655,903	$ 334,215,700	$ 334,215,700	$ 334,215,700